American Funds Global Insight FundSM
6455 Irvine Center Drive Irvine, California, 92618

August 20, 2019

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Global Insight Fund

On behalf of American Funds Global Insight Fund (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940. A form N-8A has been filed for the Fund, and the Fund’s CIK number 0001785347. If you have any questions about the enclosed, please contact me at (213) 615-0423.

Sincerely,

/s/ Rachel V. Nass
Rachel V. Nass

Enclosure